Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Offsetting [Abstract]
Derivative assets Gross Recognized Assets	$ 7,852	$ 3,830
Reverse repurchase agreements Gross Recognized Assets	107	359
Securities borrowed Gross Recognized Assets	1,606	1,868
Total Gross Recognized Assets	9,565	6,057
Derivative assets Gross amounts assets offset in consolidated balance sheet	(5,427)	(1,609)
Total Gross amounts assets offset in consolidated balance sheet	(5,427)	(1,609)
Derivative assets Net Amounts Presented in the Consolidated Balance Sheet	2,425	2,221
Reverse repurchase agreements Net Amounts Presented in the Consolidated Balance Sheet	107	359
Securities borrowed Net Amounts Presented in the Consolidated Balance Sheet	1,606	1,868
Total Net Amounts Presented in the Consolidated Balance Sheet	4,138	4,448
Derivative assets Gross financial instrument asset amounts not offset in consolidated balance sheet	(231)	(142)
Reverse repurchase agreements Gross financial instrument asset amounts not offset in consolidated balance sheet	(102)	(249)
Total Gross financial instrument asset amounts not offset in consolidated balance sheet	(333)	(391)
Derivative assets Gross collateral received amounts not offset in consolidated balance sheet	(80)	(106)
Reverse repurchase agreements Gross collateral received amounts not offset in consolidated balance sheet	(5)	(110)
Securities borrowed Gross collateral received amounts not offset in consolidated balance sheet	(1,548)	(1,818)
Total Gross collateral received amounts not offset in consolidated balance sheet	(1,633)	(2,034)
Derivative assets Net Amount	2,114	1,973
Securities borrowed Net Amount	58	50
Total Net Amount Assets	$ 2,172	$ 2,023